Accounts Receivable, net	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Accounts Receivable, net

4. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Accounts receivable	29,832	63,643
Less: Allowance for doubtful accounts	(460)	(3,273)
Accounts receivable, net	29,372	60,370

The movement of allowance for doubtful accounts is shown below:

	Year Ended March 31,
	2019	2020
	(Amounts in thousands of RMB)
Beginning balance	(294)	(460)
Additions	(166)	(2,813)
Ending balance	(460)	(3,273)

The Company only offers credit terms to certain corporate customers for KOL sales and advertising services based on a number of factors to determine their creditworthiness.